Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 1,473,192	$ 4,145	$ 2,774,327	$ 1,913,710	$ 5,108,261
Adjustments:
Depreciation and amortization	69,744	37,488	194,818	127,426	127,330
Interest income	(6,802)	(7,131)	(30,698)	(40,775)	(44,763)
Changes in assets and liabilities:
Inventories	(361,895)	(135,814)	(971,743)	(9,199,366)	55,978
Accounts receivable	(455,906)	(1,401,189)	(1,675,283)	(30,180)	18,242
Other current assets		155,359	296,024	(209,523)	(4,053)
Prepayments	1,012,500	2,189,535	2,998,395	(2,939,113)	1,135,345
Accounts payable		571,334	(104,394)		9,246
Accrued expenses and other current liabilities	128,361	103,625	96,930	(240,815)	46,437
Current tax liabilities	1,588	(114,100)	295,428	(332,296)	52,754
Amount due to Director	42,945	27,251	530,729	399,190	148,252
Cash generated from/(used in) operating activities	1,903,727	1,430,503	4,404,533	(10,551,742)	6,653,029
Financing activities
Interest received	6,802	7,131	30,698	40,775	44,763
Cash generated from financing activities	6,802	7,131	30,698	40,775	44,763
Increase in cash and cash equivalents	1,910,529	1,437,634	4,435,231	(10,510,967)	6,697,792
Cash and cash equivalents, beginning of the period	12,568,560	8,994,340	8,994,340	20,314,035	12,321,160
Effect of movements in exchange rate on cash held	(88,948)	(526,800)	(861,011)	(808,728)	1,295,083
Cash and cash equivalents, end of the period	14,390,141	9,905,174	12,568,560	8,994,340	20,314,035
Supplemental disclosure of cash flows information
Cash paid during the year for interest
Cash paid during the period for income taxes	$ 143,325	$ 154,462	$ 1,942,267	$ 1,759,791	$ 2,460,187